Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (38,861)	$ (56,602)	$ (34,787)
Other comprehensive income (loss) , net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,456)	507	1,498
Other comprehensive income (loss) , net of tax of nil	(1,456)	507	1,498
Comprehensive loss	(40,317)	(56,095)	(33,289)
Less: comprehensive income (loss) attributable to noncontrolling interest	76	(10)	41
Comprehensive loss attributable to Borqs Technologies, Inc.	$ (40,393)	$ (56,085)	$ (33,330)